Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions	Related Party Transactions
Certain investments of the Plan are managed by TRP, the trustee of the Plan, and therefore, these transactions qualify as party-in-interest transactions. The Plan also invests in shares of the Company's common stock and these transactions also qualify as party-in-interest transactions. All of these transactions are exempt from the prohibited transactions rules under ERISA.

T. Rowe Price Retirement Plan Services, Inc. provides certain administrative services to the Plan pursuant to a Plan Recordkeeping Agreement (the “Agreement”) between the Company and T. Rowe Price Retirement Plan Services, Inc. T. Rowe Price Retirement Plan Services, Inc. receives fees and/or credits from non-proprietary investments for the provision of recordkeeping, administrative, and shareholder services T. Rowe Price Retirement Plan Services, Inc. provides to the investments. This revenue is used to offset certain amounts owed to T. Rowe Price Retirement Plan Services, Inc. for its administrative services provided to the Plan.

If the revenue received by T. Rowe Price Retirement Plan Services, Inc. from such investments does not exceed the amount owed under the Agreement, T. Rowe Price Retirement Plan Services, Inc. will bill the Company on a quarterly basis. The Plan or the Company may make a payment to T. Rowe Price Retirement Plan Services, Inc. for administrative expenses not covered by the sharing of the excess revenue.